Note 3 - Fair Value of Financial Instruments - Fair Values of Derivative Liabilities -10-Q (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Senior Secured Note [Member]
Beginning balance	$ 5,448	$ 0
Change in fair value	145	11
Cash payments on Notes Payable	(7,379)
Loss on settlement of debt	6,020
Settlement of Notes Payable via common share issuance	(2,077)
Ending balance	2,157	5,448
Warrant Liability [Member]
Beginning balance	7,842	0
Change in fair value	(3,143)	(1,028)
Cash payments on Notes Payable	0
Loss on settlement of debt	0
Settlement of Notes Payable via common share issuance	0
Ending balance	$ 4,699	$ 7,842